Condensed Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
General and administrative expenses	$ 616,452	$ 157,497	$ 216,687	$ 981,702	$ 519,445	$ 871,091
Franchise tax expense	50,000			144,746		5,480
Loss from operations	(666,452)	(157,497)	(216,687)	(1,126,448)	(519,445)	(876,571)
Interest income	1,735,331	1,626,620		5,901,927	4,235,536	6,187,823
Income (loss) before income tax expense	1,068,879	1,469,123	(216,687)	4,775,479	3,716,091	5,311,252
Income tax expense	353,919			1,206,631		44,450
Net income (loss)	714,960	1,469,123	$ (216,687)	3,568,848	3,716,091	5,266,802
Class A Common Stock [Member]
Interest income						6,200,000
Net income (loss)	$ 955,000	$ 1,500,000		$ 3,800,000	$ 3,700,000	$ 5,400,000
Weighted average shares outstanding	34,500,000	34,500,000	34,500,000	34,500,000	34,500,000	34,500,000
Basic and diluted net income (loss) per share	$ 0.03	$ 0.04	$ 0.00	$ 0.11	$ 0.11	$ 0.16
Class F Common Stock [Member]
Weighted average shares outstanding	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000
Basic and diluted net income (loss) per share	$ (0.03)	$ 0.00	$ (0.03)	$ (0.03)	$ 0.00	$ (0.01)